Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 11,874,843	$ 9,841,407
Depreciation expense	76,800	1,900	$ 1,000
Property, plant and equipment, reduction for testing costs recovered	201,000
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(75,662)	(789)
Property, plant and equipment, net	11,869,694	9,836,740
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,270,039	42,220
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,675,317	9,795,309
Fixed assets and other [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(4,520)	(2,403)
Property, plant and equipment, net	5,149	4,667
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,446	1,154
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,373	3,782
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	405	339
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,731	1,405
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 714	$ 390